RELATED PARTY TRANSACTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY TRANSACTION
Rental expense recorded:	$ 586	$ 492	$ 332
Amounts due from related parties:		349
Amounts due to related parties		124
Ms. Zhiying Li
RELATED PARTY TRANSACTION
Rental expense recorded:	$ 586	492	$ 332
Shanghai Huiliang
RELATED PARTY TRANSACTION
Amounts due from related parties:		349
Amounts due to related parties		$ 124